UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska  68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:     6/30/14

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

THE BIONDO FUNDS

SEMI-ANNUAL REPORT
JUNE 30, 2014

1-800-672-9152
www.thebiondogroup.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Dear Fellow Shareholder,

The first half of 2014 is now over and has proven to be more positive than anticipated. Our previous expectations for 2014 were for muted returns in the first half, with stronger returns coming in the third and fourth quarters. Much of this expectation was due to our anticipation that economic data would start weak and finish strong. Adding to this thought was the fact that the Federal Reserve began the tapering of bond purchases in 2014 and it was our belief that the markets would take some time to both adjust to less accommodation and to absorb the gains realized in 2013.

For the six month period ending June 30, 2014, US equities have performed quite well, with the benchmark S&P 500 advancing 7.14%, the Dow Jones Industrial Average gaining 2.68% and the Nasdaq Composite up by 6.20%. During this same time period the Biondo Growth Fundwas up 4.28% and the Biondo Focus Fund was up 11.28%.

We have noticed an interesting phenomenon this year that we find worth noting. As we begin the second half of the year, there seems to be heightened concern about a correction in the equity markets. While many market participants are looking at an index such as the S&P 500 and correctly noting that the Index has not had a correction, we have witnessed that many stocks throughout the year have seen price corrections of 10-20% at various times. Adjustments appear to be happening at the sector or individual company level. Thus, while the “market” has not had a correction, many of the companies that make up the “market” indeed have. It is important to remember that a market index is made up of its individual components and we think that it is a more productive use of our time to be focused on individual companies.

Some of the individual companies we purchased in the first half of the year include ARRIS Group, a manufacturer of set-top boxes that we feel is well-positioned in the growing streaming video segment of the entertainment market. We also purchased shares in Chimerix Inc., a biopharmaceutical company focused on the research and development of broad-based viral drug therapies that have the potential to change the way many serious health conditions are treated. During the period, we also added to our positions in United Rentals and Apple as we have become more comfortable in the growth prospects for each company. Finally, we closed our positions in underperformers DigitalGlobe, Vivus and Discovery Communications.

Equity markets have been strong for a few years now and our funds have performed particularly well in the past 18 months. We note with pleasure that many of our shareholders have amassed considerable profits during this time. If we do experience a short-term correction, it is always important to remember your starting point. As an example – if a shareholder invests $100,000 which then grows to $200,000 and then due to a correction becomes $180,000 some investors will feel as though they have “lost” $20,000. Our view is that the shareholder is ahead $80,000 – the difference between what was invested and the current value of the portfolio.

It is always important to focus on the bottom-line results of your portfolio instead of focusing on individual positions. Although it is common for us to encounter questions regarding stocks that we have purchased that have gone down in value, from our perspective, it doesn’t matter if some stocks go up

1

and others go down if you still have positive results at the bottom-line. Our goal is to gain more than we lose and our track record shows a history of doing just that.

We appreciate the trust and confidence you have placed in our firm and we will continue to work hard on your behalf.

Very Truly Yours,

Joseph P. Biondo	Joseph R. Biondo
Chief Investment Officer	Chief Executive Officer

Sources: Gemini Fund Services, LLC, Bloomberg

1266-NLD 8/19/2014

2

The Biondo Growth Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2014

The Fund’s performance figures* for the six months ended June 30, 2014, compared to its benchmarks:

	Six Months	One Year	Three Year	Five Year	Inception** - June 30, 2014
The Biondo Growth Fund – Investor Shares	4.28%	28.46%	9.51%	12.45%	3.49%
Russell 1000 Growth Total Return Index	6.31%	26.92%	16.26%	19.24%	8.66%
S&P 500 Total Return Index	7.14%	24.61%	16.58%	18.83%	7.36%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s April 30, 2014 prospectus, the Fund’s total annual operating expense before waivers is 1.75%. For performance information current to the most recent month-end, please call 1-800-672-9152.

**	Investor Shares inception date is May 3, 2006.

The Russell 1000 Growth Total Return Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. Investors cannot invest directly in an index.

The S&P 500 Total Return Index is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregated market value of the 500 stocks representing all major industries. Investors cannot invest directly in an index.

The Fund’s Top Ten Sectors are as follows, as of June 30, 2014:

Sectors	% of Net Assets	Sectors	% of Net Assets
Banks	13.2%	Auto Manufacturers	6.3%
Biotechnology	13.1%	Internet	6.2%
Commercial Services	10.6%	Computers	6.1%
Pharmaceuticals	8.4%	Telecommunications	4.4%
Semiconductors	7.9%	Other, Cash & Cash Equivalents	16.4%
Aerospace/Defense	7.4%		100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

3

The Biondo Focus Fund

 PORTFOLIO REVIEW (Unaudited)

 June 30, 2014

The Fund’s performance figures* for the six months ended June 30, 2014, compared to its benchmarks:

	Six Months	One Year	Three Year	Inception** - June 30, 2014
The Biondo Focus Fund	11.28%	49.52%	12.33%	10.75%
Dow Jones Industrial Average Total Return Index	2.68%	15.56%	13.57%	13.96%
S&P 500 Total Return Index	7.14%	24.61%	16.58%	15.29%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Per the fee table in the Fund’s April 30, 2014 prospectus, the Fund’s total annual operating expense is 3.59%. For performance information current to the most recent month-end, please call 1-800-672-9152.

**	Inception date is March 17, 2010.

The Dow Jones Industrial Average Total Return Index represents large and well-known U.S. companies and covers all industries with the exception of Transportation and Utilities. Investors cannot invest directly in an index.

The S&P 500 Total Return Index is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregated market value of the 500 stocks representing all major industries. Investors cannot invest directly in an index.

The Fund’s Top Sectors are as follows, as of June 30, 2014:

Sectors	% of Net Assets	Sectors	% of Net Assets
Biotechnology	28.7%	Healthcare-Products	3.6%
Banks	19.9%	Oil & Gas Services	3.6%
Pharmaceuticals	16.8%	Machinery-Diversified	3.2%
Commercial Services	10.3%	Other, Cash & Cash Equivalents	4.1%
Computers	5.1%		100.0%
Auto Manufacturers	4.7%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

4

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014

Shares		Value
	COMMON STOCK & WARRANTS - 96.5%
	AEROSPACE/DEFENSE - 7.4%
12,500	B/E Aerospace, Inc. *	$1,156,125
12,500	Boeing Co.	1,590,375
		2,746,500
	AUTO MANUFACTURERS - 6.3%
100,000	Ford Motor Co.	1,724,000
2,500	Tesla Motors, Inc. *	600,150
		2,324,150
	BANKS - 13.2%
100,000	Bank of America Corp.	1,537,000
175,000	JPMorgan Chase & Co. - Warrants @ $42.42, due 10/28/18 *	3,382,750
		4,919,750
	BIOTECHNOLOGY - 13.1%
30,000	Celgene Corp. *	2,576,400
25,000	Gilead Sciences, Inc. *	2,072,750
35,000	Regado Biosciences, Inc. *	237,650
		4,886,800
	COMMERCIAL SERVICES - 10.6%
25,000	MasterCard, Inc. - Class A	1,836,750
20,000	United Rentals, Inc. *	2,094,600
		3,931,350
	COMPUTERS - 6.1%
24,500	Apple, Inc.	2,276,785

	HEALTHCARE-PRODUCTS - 2.8%
2,500	Intuitive Surgical, Inc. *	1,029,500

	INTERNET - 6.2%
2,000	Google, Inc. - Class A *	1,169,340
2,000	Google, Inc. - Class C *	1,150,560
		2,319,900
	MACHINERY-DIVERSIFIED - 2.2%
10,000	Chart Industries, Inc. *	827,400

	MEDIA - 2.0%
5,000	Time Warner Cable, Inc.	736,500

	OIL & GAS SERVICES - 3.8%
8,500	Core Laboratories NV	1,420,010

	PHARMACEUTICALS - 8.4%
7,500	Chimerix, Inc. *	164,550
2,000	Furiex Pharmaceuticals, Inc. *	212,360
30,000	Pacira Pharmaceuticals, Inc. *	2,755,800
		3,132,710

See accompanying notes to financial statements.

5

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

Shares		Value
	SEMICONDUCTORS - 7.9%
12,500	ASML Holding NV	$1,165,875
22,500	QUALCOMM, Inc.	1,782,000
		2,947,875
	TELECOMMUNICATIONS - 4.4%
50,000	ARRIS Group, Inc. *	1,626,500

	TRANSPORTATION - 2.1%
7,500	Genesee & Wyoming, Inc. *	787,500

	TOTAL COMMON STOCK & WARRANTS (Cost - $20,675,756)	35,913,230

	SHORT-TERM INVESTMENTS - 0.3%
	MONEY MARKET FUND - 0.3%
109,569	Dreyfus Treasury Prime Cash Management - Institutional Class, 0.00% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $109,569)	109,569

	TOTAL INVESTMENTS - 96.8% (Cost - $20,785,325) (a)	$36,022,799
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.2%	1,173,224
	NET ASSETS - 100.0%	$37,196,023

*	Non-income producing security.

**	Money market fund: interest rate reflects seven-day effective yield on June 30, 2014.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $20,829,087 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$15,313,887
Unrealized Depreciation:	(120,175)
Net Unrealized Appreciation:	$15,193,712

See accompanying notes to financial statements.

6

The Biondo Focus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014

Shares		Value
	COMMON STOCK & WARRANTS - 95.9%
	AUTO MANUFACTURERS - 4.7%
70,000	Ford Motor Co. ^	$1,206,800

	BANKS - 19.9%
35,000	Bank of America Corp.	537,950
120,000	Bank of America Corp. - Warrants @ $13.30, due 1/16/19 *	828,000
160,000	JPMorgan Chase & Co. - Warrants @ $42.42, due 10/28/18 * ^	3,092,800
30,000	Wells Fargo & Co. - Warrants @ $34.01, due 10/28/18 *	643,200
		5,101,950
	BIOTECHNOLOGY - 28.7%
24,000	Celgene Corp. *	2,061,120
30,000	Gilead Sciences, Inc. * ^	2,487,300
15,000	Illumina, Inc. * ^	2,678,100
20,000	Regado Biosciences, Inc. *	135,800
		7,362,320
	COMMERCIAL SERVICES - 10.3%
19,000	MasterCard, Inc. - Cl. A	1,395,930
12,000	United Rentals, Inc. * ^	1,256,760
		2,652,690
	COMPUTERS - 5.1%
14,000	Apple, Inc. ^	1,301,020

	HEALTHCARE-PRODUCTS-3.6%
2,250	Intuitive Surgical, Inc. *	926,550

	MACHINERY-DIVERSIFIED-3.2%
10,000	Chart Industries, Inc. *	827,400

	OIL & GAS SERVICES - 3.6%
5,500	Core Laboratories NV	918,830

	PHARMACEUTICALS - 16.8%
15,000	Chimerix, Inc. *	329,100
3,000	Furiex Pharmaceuticals, Inc. *	318,540
40,000	Pacira Pharmaceuticals, Inc. * ^	3,674,400
		4,322,040

	TOTAL COMMON STOCK & WARRANTS (Cost - $14,913,737)	24,619,600

See accompanying notes to financial statements.

7

The Biondo Focus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

Shares		Value
	SHORT-TERM INVESTMENTS - 1.7%
	MONEY MARKET FUND - 1.7%
447,464	Dreyfus Treasury Prime Cash Management - Institutional Class, 0.00% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $447,464)	$447,464

	TOTAL INVESTMENTS - 97.6% (Cost - $15,361,201) (a)	$25,067,064
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.4%	612,785
	NET ASSETS - 100.0%	$25,679,849

^	All or a portion of the security is pledged as collateral for the line of credit. Total value of pledged securities at June 30, 2014 is $11,863,123.

*	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2014.

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $16,106,157 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$9,176,843
Unrealized Depreciation:	(215,936)
Net Unrealized Appreciation:	$8,960,907

See accompanying notes to financial statements.

8

The Biondo Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30,2014

	The Biondo Growth Fund	The Biondo Focus Fund
ASSETS
Investment securities:
At cost	$20,785,325	$15,361,201
At value	$36,022,799	$25,067,064
Receivable for Fund shares sold	500	38,500
Receivable for investments sold	1,235,177	3,122,067
Dividends and interest receivable	2,625	—
Prepaid expenses & other assets	19,004	14,965
TOTAL ASSETS	37,280,105	28,242,596

LIABILITIES
Line of Credit payable	—	2,499,999
Investment advisory fees payable	22,520	31,530
Payable for Fund shares redeemed	22,639	5,345
Fees payable to other affiliates	11,950	8,312
Distribution (12b-1) fees payable	7,794	5,255
Accrued interest	—	191
Accrued expenses and other liabilities	19,179	12,115
TOTAL LIABILITIES	84,082	2,562,747
NET ASSETS	$37,196,023	$25,679,849

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$30,802,837	$17,673,303
Accumulated net investment loss	(142,977)	(276,671)
Accumulated net realized loss from security transactions and options transactions	(8,701,311)	(1,422,646)
Net unrealized appreciation of investments	15,237,474	9,705,863
NET ASSETS	$37,196,023	$25,679,849

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$37,196,023	$25,679,849
Shares of beneficial interest outstanding	2,881,346	1,658,114
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$12.91	$15.49

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

9

The Biondo Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2014

	The Biondo Growth Fund	The Biondo Focus Fund
INVESTMENT INCOME
Dividends (net of $3,051 and $375 foreign taxes withheld)	$130,723	$39,318
TOTAL INVESTMENT INCOME	130,723	39,318

EXPENSES
Investment advisory fees	179,204	170,871
Distribution (12b-1) fees - Investor Class	44,801	28,479
Administration fees	21,567	21,055
Fund accounting fees	13,180	11,902
Transfer agent fees	12,661	9,594
Audit fees	11,395	9,393
Registration fees	9,652	7,328
Shareholder reporting expense	8,026	3,026
Compliance officer fees	6,627	3,336
Legal fees	5,944	7,436
Trustees’ fees	4,492	4,382
Custody fees	3,227	3,891
Insurance expense	611	434
Interest expense	—	34,375
Other expenses	2,103	487
TOTAL EXPENSES	323,490	315,989

Less: Fees waived by the Advisor	(54,623)	—

NET EXPENSES	268,867	315,989
NET INVESTMENT LOSS	(138,144)	(276,671)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from:
Investments	1,769,292	(128,901)
Options purchased	27,199	—
Options written	24,697	(92,360)
Net realized gain (loss)	1,821,188	(221,261)

Net change in unrealized appreciation (depreciation) on:
Investments	(433,932)	2,568,866
Options purchased	(47,850)	—
Options written	313,445	343,714
Net change in unrealized appreciation (depreciation)	(168,337)	2,912,580

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,652,851	2,691,319

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,514,707	$2,414,648

See accompanying notes to financial statements.

10

The Biondo Funds
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	The Biondo Growth Fund
	For the	For the
	Six Months Ended	Year Ended
	June 30, 2014	December 31, 2013
FROM OPERATIONS	(Unaudited)
Net investment loss	$(138,144)	$(256,494)
Net realized gain from investments, options purchased and options written	1,821,188	5,254,289
Net change in unrealized appreciation (depreciation) of investments, options purchased and options written	(168,337)	6,506,723
Net increase in net assets resulting from operations	1,514,707	11,504,518

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	886,442	1,191,979
Payments for shares redeemed:
Investor Class	(1,594,656)	(15,213,635)
Class C	—	(261,064)
Redemption fee proceeds:
Investor Class	1	1,547
Net decrease in net assets from shares of beneficial interest	(708,213)	(14,281,173)

TOTAL INCREASE (DECREASE) IN NET ASSETS	806,494	(2,776,655)

NET ASSETS
Beginning of Period	36,389,529	39,166,184
End of Period *	$37,196,023	$36,389,529
*Includes accumulated net investment loss of:	$(142,977)	$(4,833)

SHARE ACTIVITY - INVESTOR CLASS
Shares Sold	72,070	118,181
Shares Redeemed	(130,120)	(1,532,544)
Net decrease in shares of beneficial interest outstanding	(58,050)	(1,414,363)

SHARE ACTIVITY - CLASS C
Shares Sold	—	—
Shares Redeemed	—	(28,419)
Net decrease in shares of beneficial interest outstanding	—	(28,419	) (a)

(a)	The Biondo Growth Fund Class C Shares stopped operations on February 28, 2013.

See accompanying notes to financial statements.

11

The Biondo Funds
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	The Biondo Focus Fund
	For the	For the
	Six Months Ended	Period Ended
	June 30, 2014	December 31, 2013
FROM OPERATIONS	(Unaudited)
Net investment loss	$(276,671)	$(494,942)
Net realized gain (loss) from investments and options written	(221,261)	2,683,677
Net change in unrealized appreciation (depreciation) of investments and options written	2,912,580	4,817,005
Net increase in net assets resulting from operations	2,414,648	7,005,740

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	4,288,151	4,879,191
Payments for shares redeemed	(1,574,843)	(5,447,767)
Redemption fee proceeds	91	39
Net increase (decrease) in net assets from shares of beneficial interest	2,713,399	(568,537)

TOTAL INCREASE IN NET ASSETS	5,128,047	6,437,203

NET ASSETS
Beginning of Period	20,551,802	14,114,599
End of Period *	$25,679,849	$20,551,802
*Includes accumulated net investment loss of:	$(276,671)	$—

SHARE ACTIVITY - INVESTOR CLASS
Shares Sold	293,408	393,841
Shares Redeemed	(111,400)	(502,748)
Net increase (decrease) in shares of beneficial interest outstanding	182,008	(108,907)

See accompanying notes to financial statements.

12

The Biondo Focus Fund
STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended June 30, 2014

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$2,414,648
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:

Changes in operating Assets and Liabilities:
Proceeds from disposition of long-term investment securities	7,869,137
Purchases of long-term investment securities	(9,431,204)
Cost of closing call options written	(534,134)
Sale of short-term investments, net	7,042
Increase in receivables for securities sold	(323,421)
Increase in prepaid expenses	(4,237)
Decrease in accrued expenses and other liabilities	(645)
Net change in unrealized appreciation (depreciation)	(2,912,580)
Net realized loss	221,260
Net cash used in operating activities	(2,694,134)

CASH FLOWS FROM FINANCING ACTIVITIES
Increase in payable for Fund shares redeemed
Fund shares issued	4,288,151
Fund shares redeemed	(1,574,843)
Redemption fee proceeds	91
Decrease in payable for Fund shares redeemed	5,345
Increase in receivable for Fund shares sold	(36,000)
Net cash provided by financing activities	2,682,744

Net decrease in cash	(11,390)

CASH:
Beginning balance	11,390
Ending balance	$—

SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest expense	$11,649

See accompanying notes to financial statements.

13

The Biondo Growth Fund
FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Investor Class
	Six Months Ended		Year Ended	Period Ended		Year Ended
	June 30,		December 31,	December 31,		January 31,
	2014		2013	2012*		2012	2011	2010	2009
	(Unaudited)

Net asset value, beginning of period	$12.38		$8.94	$8.90		$9.72	$8.50	$6.13	$10.62
Activity from investment operations:
Net investment loss (1)	(0.05)		(0.08)	(0.07)		(0.11)	(0.09)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments and option transactions	0.58		3.52	0.11		(0.71)	1.31	2.42	(4.44)
Total income (loss) from investment operations	0.53		3.44	0.04		(0.82)	1.22	2.37	(4.49)

Paid-in-Capital from redemption fees (1,2)	0.00		0.00	0.00		0.00	0.00	0.00	0.00

Net asset value, end of period	$12.91		$12.38	$8.94		$8.90	$9.72	$8.50	$6.13
Total return (3)	4.28	% (4)	38.48%	0.45	% (4)	(8.44)%	14.35%	38.66%	(42.28)%
Net assets, end of period (in 000s)	$37,196		$36,390	$38,917		$50,714	$61,768	$58,456	$38,076

Ratio of gross expenses to average net assets (5)	1.80	% (6)	1.74%	1.65	% (6)	1.74%	1.65%	1.63%	1.61%
Ratio of net expenses to average net assets	1.50	% (6)	1.50%	1.50	% (6)	1.50%	1.50%	1.50%	1.50%
Ratio of net investment loss to average net assets	(0.77	)% (6)	(0.73)%	(0.90	)% (6)	(1.14)%	(1.01)%	(0.78)%	(0.54)%
Portfolio turnover rate	30	% (4)	20%	46	% (4)	25%	59%	44%	45%

*	The Fund’s fiscal year end changed from January 31 to December 31, effective February 1, 2012.

(1)	Per share amounts calculated using average shares method which appropriately presents the per share data for the period.

(2)	Amount represents less than $0.01 per share.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. The returns shown exclude the effect of applicable redemption fees. Had the Advisor not waived a portion of its fees, total return would have been lower.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

See accompanying notes to financial statements.

14

The Biondo Focus Fund
FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Investor Class
	Six Months Ended		Year Ended	Period Ended		Year Ended	Period Ended
	June 30,		December 31,	December 31,		January 31,	January 31,
	2014		2013	2012*		2012	2011 (1)
	(Unaudited)

Net asset value, beginning of period	$13.92		$8.91	$9.38		$10.61	$10.00
Activity from investment operations:
Net investment loss (2)	(0.17)		(0.35)	(0.24)		(0.25)	(0.24)
Net realized and unrealized gain (loss) on investments and option transactions	1.74		5.36	(0.23)		(0.98)	0.85
Total income (loss) from investment operations	1.57		5.01	(0.47)		(1.23)	0.61

Paid-in-Capital from redemption fees (2)	0.00	(3)	0.00 (3)	—		0.00 (3)	—

Net asset value, end of period	$15.49		$13.92	$8.91		$9.38	$10.61
Total return (4)	11.28	% (6)	56.23%	(5.01	)% (6)	(11.59)%	6.10	% (6)
Net assets, end of period (in 000s)	$25,680		$20,552	$14,115		$18,920	$20,966

Ratio of expenses to average net assets
including interest expense	2.77	% (5)	3.58%	3.35	% (5)	2.62%	3.05	% (5)
Ratio of expenses to average net assets
excluding interest expense	2.47	% (5)	2.82%	2.55	% (5)	2.34%	3.05	% (5)
Ratio of net investment loss to average net assets	(2.43	)% (5)	(3.11)%	(2.95	)% (5)	(2.48)%	(2.88	)% (5)
Portfolio turnover rate	33	% (6)	81%	83	% (6)	75%	55	% (6)

*	The Fund’s fiscal year end changed from January 31 to December 31, effective February 1, 2012.

(1)	The Biondo Focus Fund commenced operations on March 17, 2010.

(2)	Per share amounts calculated using average shares method which appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns are historical in nature and assume changes in share price. The returns shown exclude the effect of applicable redemption fees.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

15

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2014

1.	ORGANIZATION

The Biondo Growth Fund and The Biondo Focus Fund (each a “Fund,” and collectively the “Funds”) are each a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005. The Funds are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and are each an open-end management investment company. The Funds each currently offer Investor Class shares. The Biondo Funds changed their fiscal year end from January 31 to December 31, effective February 1, 2012. The Biondo Growth Fund formerly offered Class C shares. During a meeting of the Board of Trustees for The Biondo Growth Fund held on February 6th and 7th, 2013, the Board determined that it was in the best interests of the Fund and its shareholders to close Class C. Shareholders received either a distribution of their prorata share of the Class C net assets or were moved into the Investor Class and Class C was closed on February 28, 2013.

The Biondo Growth Fund seeks capital appreciation, which it pursues by investing primarily in equity securities of companies that are believed by the Fund’s investment advisor to have above-average future growth potential relative to their peers. The Biondo Focus Fund seeks long-term capital appreciation, which it pursues by investing primarily in a combination of long and short positions in (1) common stock of U.S. companies of any capitalization; (2) American Depositary Receipts (“ADRs”) representing common stock of foreign companies; (3) investment grade fixed income securities; (4) exchange-traded funds (“ETFs”) that invest primarily in (i) common stocks of U.S. companies, (ii) ADRs or (iii) investment grade fixed income securities; and (5) options on common stock, ADRs and ETFs.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

16

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at their fair market value as determined in good faith by the Trust’s fair value team and in accordance with the Trust’s “fair value” procedures. The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. These fair value procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Each Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair

17

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of each Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

18

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2014 for the Funds’ investments measured at fair value:

The Biondo Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock & Warrants	$35,913,230	$—	$—	$35,913,230
Short-Term Investments	109,569	—	—	109,569
Total	$36,022,799	$—	$—	$36,022,799

The Biondo Focus Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock & Warrants	$24,619,600	$—	$—	$24,619,600
Short-Term Investments	447,464	—	—	447,464
Total	$25,067,064	$—	$—	$25,067,064

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Portfolios of Investments for security classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributable net realized capital gains, if any, are declared and paid annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011-2013), or expected to be taken in the Funds’ 2014 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

19

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

Options Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Call options are purchased to hedge against an increase in the value of securities held in a Fund’s portfolios. If such an increase occurs, the call options will permit the Fund to purchase the securities underlying such options at the exercise price, not at the current market price. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolios. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

For the six months ended June 30, 2014, (i) The Biondo Growth Fund had a net realized gain from written options of $24,697 on options subject to equity price risk and (ii) The Biondo Focus Fund had a net realized loss of $92,360 on written options subject to equity price risk. The Biondo Growth Fund had net realized gains from purchased options of $27,199 subject to equity price risk. These realized gains/(losses) are included in the line items marked “Net realized gain (loss) on transactions from options written” and “Net Realized gain (loss) on transactions from options purchased” on the Statements of Operations. For the six months ended June 30, 2014, The Biondo Growth Fund had net unrealized depreciation of $47,850, on purchased options subject to equity price risk and these unrealized depreciation amounts are included in the line items marked “Net change in unrealized appreciation (depreciation) on options purchased” on the Statement of Operations. For the six months ended June 30, 2014, The Biondo Growth Fund and The Biondo Focus Fund had net unrealized appreciation of $313,445 and $343,714, respectively, on written options subject to equity price risk and these unrealized appreciation amounts are included in the line items marked “Net change in

20

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

unrealized appreciation (depreciation) on options written” on the Statements of Operations in this shareholder report.

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The number of call option contracts written and the premiums received by the Funds during the six months ended June 30, 2014, were as follows:

	The Biondo Growth Fund		The Biondo Focus Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding, beginning of period	165	$275,080	255	$441,773
Options written	—	—	—	—
Options exercised	(15)	(102,733)	(10)	(84,989)
Options expired	—	—	—	—
Options closed	(150)	(172,347)	(245)	(356,784)
Options outstanding, end of period	—	$—	—	$—

Sector Risk – The value of securities from a specific sector can be more volatile than the market as a whole and may be subject to economic or regulatory risks different than the economy as a whole.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

21

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to the following:

Fund	Purchases	Sales
The Biondo Growth Fund	$10,658,202	$11,072,828
The Biondo Focus Fund	9,431,204	7,869,137

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The Biondo Investment Advisors, LLC serves as the Funds’ investment advisor (the “Advisor”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an investment advisory agreement between the Advisor and the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of each Fund’s average daily net assets as follows:

Fund
The Biondo Growth Fund	1.00%
The Biondo Focus Fund	1.50%

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until April 30, 2015, to waive a portion of its advisory fee and has agreed to reimburse a portion of The Biondo Growth Fund’s other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) does not exceed the following:

Fund	Investor Class
The Biondo Growth Fund	1.50%

This amount will herein be referred to as the “expense limitation.” For the six months ended June 30, 2014, the Advisor waived fees in the amount of $54,623 for The Biondo Growth Fund.

22

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and The Biondo Growth Fund’s operating expenses are subsequently lower than its expense limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation. If operating expenses subsequently exceed the expense limitation, the reimbursements for the Fund shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years or periods prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

As of December 31, 2013, the Advisor has $366,437 of waived expenses that may be recovered by the following dates:

Fund	January 31, 2014	January 31, 2015	December 31, 2015	December 31, 2016
The Biondo Growth Fund	$85,061	$134,548	$64,151	$82,677

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (or “Plan”) for Investor Class shares.  The Plan provides that a monthly service fee is calculated by The Biondo Growth and The Biondo Focus Funds at an annual rate of 0.25% of the average daily net assets attributable to the Investor Class shares for each Fund. Pursuant to the Plan, each of these Funds may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisors, and others for activities primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing shareholders. The Plan further provides for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. During the six months ended June 30, 2014, The Biondo Growth Fund Investor Class was charged $44,801, and The Biondo Focus Fund was charged $28,479, pursuant to the Plan.

Northern Lights Distributors, LLC (the “Distributor”) acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s shares. The Distributor is an affiliate of GFS. For the six months ended June 30, 2014, the Distributor received no underwriting commissions.

Pursuant to separate servicing agreements with GFS, each Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

23

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

5.	BANK LINE OF CREDIT

The Biondo Focus Fund has a secured $5,000,000 bank line of credit through Lakeland Bank (“the Bank”) for purpose of investment purchases subject to the limitations of the 1940 Act for borrowings. The Biondo Focus Fund has until June 1, 2015 to pay back the line of credit. Borrowings under this arrangement bear interest at the greater of, i) at the lender’s prime rate minus 0.50% or ii) 2.75% per annum at the time of borrowing. During the six months ended June 30, 2014, the Fund incurred $34,375 of interest expense related to the borrowings. Average borrowings and the average interest rate during the six months ended June 30, 2014 were $2,499,999 and 2.75%, respectively. The largest outstanding borrowing during the six months ended June 30, 2014 was $2,500,000. As of June 30, 2014, the Fund had $2,499,999 of outstanding borrowings.

As collateral security for the bank line of credit, the Fund grants the Bank a first position security interest in and lien on all securities of any kind or description held by the Fund. As of June 30, 2014, the Fund had $11,863,123 in securities pledged as collateral for the line of credit.

6.	REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the six months ended June 30, 2014, the Funds assessed $1 and $91 in redemption fees on The Biondo Growth Fund and The Biondo Focus Fund, respectively.

7.	TAX COMPONENTS OF CAPITAL

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Capital Loss	Other	Unrealized	Total
	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Growth Fund	$(10,478,737)	$(4,833)	$15,362,049	$4,878,479
Focus Fund	(456,429)	—	6,048,327	5,591,898

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss from security and options transactions is primarily attributable to the tax deferral of losses on wash sales and straddles. The difference between book basis and tax basis accumulated net investment loss for the Growth Fund is primarily attributable to the unamortized portion of organizational expenses for tax purposes of $4,833.

24

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

At December 31, 2013, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Fund	Short-Term	Long-Term	Total	Expiration
Growth Fund	$8,734,761	$—	$8,734,761	2018
	1,743,976	—	1,743,976	2019
	$10,478,737	$—	$10,478,737

Focus Fund	$237,127	$219,302	$456,429	Non-expiring

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses, resulted in reclassification for the Funds for the year ended December 31, 2013 as follows:

	Paid	Accumulated
	In	Net
Fund	Capital	Investment Loss
Growth Fund	$(257,160)	$257,160
Focus Fund	(494,942)	494,942

8.	CONCENTRATION

As of June 30, 2014, the Biondo Focus Fund had 28.7% of the value of net assets invested in stocks and warrants within the Biotechnology sector.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.  Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

25

The Biondo Funds

EXPENSE EXAMPLES (Unaudited)

June 30, 2014

As a shareholder of The Biondo Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Biondo Growth Fund and The Biondo Focus Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 through June 30, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on The Biondo Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14–6/30/14	Expense Ratio During Period 1/1/14–6/30/14
The Biondo Growth Fund	$1,000.00	$1,042.80	$ 7.60	1.50%
The Biondo Focus Fund	1,000.00	1,112.80	14.51	2.77%

Hypothetical (5% return before expenses)	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period** 1/1/14–6/30/14	Expense Ratio During Period 1/1/14–6/30/14
The Biondo Growth Fund	$1,000.00	$1,017.36	$ 7.50	1.50%
The Biondo Focus Fund	1,000.00	1,011.06	13.81	2.77%

*	“Actual” expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	“Hypothetical” expense information for each Fund is presented on the basis of the full one-half year period to enable comparison to other funds. Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).
26

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603
27

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.
28

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-800-672-9152 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-672-9152.

INVESTMENT ADVISOR

Biondo Investment Advisors, LLC

540 Routes 6 & 209, PO Box 909

Milford, Pennsylvania 18337

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/27/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

8/27/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/27/14